Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.24	£m	£m	£m	£m	£m	£m
Net interest income	604	376	654	1,347	134	3,115
Non-interest income / (expense)	308	272	5,905	344	(250)	6,579
Total income	912	648	6,559	1,691	(116)	9,694
Operating costs	(492)	(454)	(3,963)	(807)	(349)	(6,065)
UK regulatory levies[1]	(30)	(3)	(33)	—	—	(66)
Litigation and conduct	—	1	(11)	(4)	(42)	(56)
Total operating expenses	(522)	(456)	(4,007)	(811)	(391)	(6,187)
Other net income[2]	—	—	—	—	1	1
Profit/(loss) before impairment	390	192	2,552	880	(506)	3,508
Credit impairment (charge)/release	(23)	3	(34)	(719)	(58)	(831)
Profit/(loss) before tax	367	195	2,518	161	(564)	2,677

As at 30.06.24	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	64.0	35.8	1,121.9	32.0	30.3	1,284.0
Total liabilities	87.3	65.3	1,043.1	21.5	7.7	1,224.9

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.23	£m	£m	£m	£m	£m	£m
Net interest income	644	377	863	1,262	(26)	3,120
Non-interest income	330	192	5,636	337	189	6,684
Total income	974	569	6,499	1,599	163	9,804
Operating costs	(457)	(340)	(3,956)	(837)	(362)	(5,952)
UK regulatory levies[1]	—	—	—	—	—	—
Litigation and conduct	—	—	2	(4)	(32)	(34)
Total operating expenses	(457)	(340)	(3,954)	(841)	(394)	(5,986)
Other net (expense)/income[2]	2	—	—	1	(1)	2
Profit/(loss) before impairment	519	229	2,545	759	(232)	3,820
Credit impairment (charge)/release	60	(10)	(102)	(585)	(51)	(688)
Profit/(loss) before tax	579	219	2,443	174	(283)	3,132

As at 31.12.23	£bn	£bn	£bn	£bn	£bn	£bn
Total assets	61.6	32.1	1,027.6	33.4	30.5	1,185.2
Total liabilities	86.8	61.0	948.9	21.2	6.8	1,124.7
1     Comprises the impact of the BoE levy scheme and the UK bank levy.
2    Other net income represents the share of post-tax results of associates and joint ventures.

Split of income by geographic region

Split of income by geographic region[1]
	Half year ended 30.06.24	Half year ended 30.06.23
	£m	£m
United Kingdom	3,185	3,555
Europe	1,190	1,255
Americas	4,617	4,234
Africa and Middle East	39	42
Asia	663	718
Total	9,694	9,804
1The geographical analysis is based on the location of the office where the transactions are recorded.